SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accounts Receivable [Table Text Block]
	December 31,	December 31,
	2013	2012
Accounts Receivable	$83,414,977	$115,476,500
Bad Debt Provision	(60,698,679)	(29,517,614)
Accounts Receivable – Net	$22,716,298	$85,958,886

Schedule of Allowance for Doubtful Accounts [Table Text Block]
Balance at January 1, 2012	$9,373,327
Increase in allowance for doubtful accounts	24,708,326
Amounts written off as uncollectible	(4,598,552)
Amounts recovered during the year	(55,548)
Foreign exchange difference	90,061
Balance at December 31, 2012	$29,517,614
Increase in allowance for doubtful accounts	65,499,431
Amounts written off as uncollectible	(35,234,491)
Amounts recovered during the year	(399,309)
Foreign exchange difference	1,315,434
Balance at December 31, 2013	$60,698,679

Schedule of Estimated Useful Lives Property, Plant and Equipment [Table Text Block]
Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Schedule of Intangible Assets Estimated Useful Lives [Table Text Block]
Software development costs	2 - 5 years
Technology	10 - 20 years
Trademarks	20 years
Customer base	2 years

Schedule of Exchange Rates [Table Text Block]
	December 31,	December 31,
	2013	2012
Year end exchange rate	6.1087	6.3012
Average yearly exchange rate	6.1881	6.3052